Label	Element	Value
Prospectus Line Items	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
Alps Equal Sector Weight ETF
Prospectus Line Items	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS Equal Sector Weight ETF (NYSE ARCA: EQL)

(the “Fund”)

Supplement dated November 8, 2019 to the Summary Prospectus, Prospectus and Statement of
additional information (“SAI”) for the Fund, each dated March 31, 2019, as supplemented

Effective prior to the commencement of trading on November 11, 2019 (the “Effective Date”), the name of the Fund’s underlying index will change from the NYSE® Select Sector Equal Weight Index (ticker symbol NYXLEW) to the NYSE® Equal Sector Weight Index (ticker symbol NYXLEW).

Therefore, all references to the NYSE® Select Sector Equal Weight Index (ticker symbol NYXLEW) in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with references to the NYSE® Equal Sector Weight Index (ticker symbol NYXLEW) as of the Effective Date.

Neither the index methodology nor the rules of the Fund’s underlying index will change.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE